Revenue	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the services are delivered to customers:

	2022 £’000	2021 £’000	2020 £’000
United Kingdom	£270,844	£187,045	£155,507
North America	228,112	140,085	100,089
Europe	138,005	107,978	85,882
RoW	17,796	11,190	9,472
Total	£654,757	£446,298	£350,950
The Group’s revenue by industry sector is as follows:

	2022 £’000	2021 £’000	2020 £’000
Payments and Financial Services	£331,842	£226,391	£185,175
TMT	163,534	121,045	90,255
Other	159,381	98,862	75,520
Total	£654,757	£446,298	£350,950
The Group’s revenue by contract type is as follows:

	2022 £’000	2021 £’000	2020 £’000
Time and materials contracts	£522,857	£337,084	£305,766
Fixed price contracts	131,900	109,214	45,184
Total	£654,757	£446,298	£350,950
As at 30 June 2022, the undiscounted aggregate transaction value of revenue that has not been recognised relating to unsatisfied performance obligations was £177.0 million (30 June 2021: £101.9 million). This relates to fixed price contracts with forward contractual commitments. This revenue is expected to be recognised over the following time periods:

	2022 £’000	2021 £'000

Less than 1 year	£121,735	£51,865
1 to 2 years	22,656	18,514
2 to 3 years	13,631	11,971
More than 3 years	18,975	19,507
Total	£176,997	£101,857
The Company applies a practical expedient and does not disclose the value of unsatisfied performance obligations for contracts for which it recognises revenues at the amount to which it has the right to invoice for services provided.
Revenue recognised in fiscal 2022 relating to performance obligations that were satisfied, or partially satisfied, in previous years was not material.